Shareholders' Equity - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions		2 Months Ended	3 Months Ended						12 Months Ended
	Nov. 15, 2021	Feb. 25, 2022	Dec. 31, 2021	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity, Class of Treasury Stock [Line Items]
Common stock authorized for additional issue (in shares)									136,600,000
Common stock authorized for additional issue that can be issued in connection with an offer by way of rights issue (in shares)									68,300,000
Common stock, par value (in dollars per share)			$ 0.10						$ 0.10
Stock repurchase program, authorized amount	$ 300
Stock repurchase program, period in force	4 years
Number of shares authorized to be repurchased (in shares)			20,485,656						20,485,656
Treasury stock, shares, acquired (in shares)									1,500,000
Repurchases of common stock									$ 41	$ 0	$ 0
Cash dividends declared per share (in USD per share)			$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20
Subsequent event
Equity, Class of Treasury Stock [Line Items]
Treasury stock, shares, acquired (in shares)		937,758
Repurchases of common stock		$ 26